Convertible Preferred Shares (Tables)	6 Months Ended
Jun. 30, 2023
Convertible Preferred Shares [Abstract]
Disclosure of Movement in Preference Shares at End of Each Reporting Period

The movement of the Preferred Shares at end of each reporting period is as follows:

Preferred shares
(In thousands of US$)	US$
As of January 1, 2022	322,215
Change in fair value	(23,669)
As of June 30, 2022	298,546

As of January 1, 2023	511,861
Change in fair value	76,430
Conversion to common stock	(588,291)
As of June 30, 2023	—

Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares

In addition to the underlying share value of the Company determined by Black-Scholes model, other key valuation assumptions used in OPM model to determine the fair value of the Preferred Shares are as follows:

	As of June 30, 2023	As of December 31, 2022
	(note i)
Time to liquidation	N/A	1.25 years
Risk-free rate	N/A	4.65%
Expected volatility (note ii)	N/A	75.0%
Dividend yield	N/A	0%
Possibility under IPO scenario	N/A	85%
Possibility under liquidation scenario	N/A	15%

Note i: As of June 30, 2023 the Company had no preferred shares outstanding. Thus, these valuation assumptions were not applicable ("N/A").

Note ii: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.